UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ x ]; Amendment Number:
This Amendment (Check only one.): [ x ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sky Investment Counsel Inc.
Address: 1 Adelaide St E, Suite 2310
         Toronto, ON  Canada  M5C 2V9

13F File Number:  028-12562

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Blake
Title:     Partner
Phone:     416-623-7504

Signature, Place, and Date of Signing:

       /S/  Paul Blake     Toronto, ON  Canada     August 22, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-12243		Phillips Hager & North Investment Management Ltd

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $128,306 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

NONE

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                                                     FORM 13F INFORMATION TABLE
		TITLE OF		VALUE 	SHARES/		SH/ PUT/ INVESTMENT    VOTING AUTHORITY
NAME 		CLASS	CUSIP 	        x$1000  PRN AMT		PRN CALL	DISC     SOLE	SHARED 	NONE


BP PLC ADR	ADR	55622104	716	10,298		SH/		SOLE	10,298	  0	0
CIA Saneamento 	ADR	20041A102	19,241	376,112		SH/		SOLE	376,112	  0	0
Goldfields ADR	ADR	38059T106	53,414	4,222,529	SH/		SOLE	4,222,529 0	0
Royal Dutch Sh	ADR	780259206	75	920		SH/		SOLE	920	  0	0
Unilever ADR	ADR	904767704	15,845	557,736		SH/		SOLE	557,736	  0	0
Nokia Corp 	ADR	6549022043	25,555	1,043,100	SH/		SOLE	1,043,100 0	0
KT Corp ADR	ADR	48268K101	13,460	631,337		SH/		SOLE	631,337	  0	0